PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
11.	PROPERTY, PLANT AND EQUIPMENT

	Land & Buildings	Leasehold Improvements	Computer & Office Equipment	Plant & Equipment, Vehicles	Total
	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cost
At January 1, 2024	24,268	2,760	4,612	34,429	66,069
Additions #	752	-	150	478	1,380
Additions through acquisition (Note 29)	-	51	582	740	1,373
Disposals or retirements	-	-	-	(14)	(14)
Remeasurement of ROU assets	1,764	-	-	-	1,764
Reallocations/ reclassifications	-	-	-	53	53

At December 31, 2024	26,784	2,811	5,344	35,686	70,625

At January 1, 2025	26,784	2,811	5,344	35,686	70,625
Additions #	1,777	15	2	408	2,202
Reallocations/ reclassifications	-	-	-	(2)	(2)

At December 31, 2025	28,561	2,826	5,346	36,092	72,825

Accumulated depreciation and Impairment losses
At January 1, 2024	(24,022)	(2,669)	(4,349)	(33,137)	(64,177)
Charge for the year (Note 9)	(325)	(58)	(283)	(9)	(675)
Disposals or retirements	-	-	(5)	-	(5)
Impairment losses*	(410)	(1)	(80)	(477)	(968)
Exchange adjustments	-	-	-	(179)	(179)

At December 31, 2024	(24,757)	(2,728)	(4,717)	(33,802)	(66,004)

At January 1, 2025	(24,757)	(2,728)	(4,717)	(33,802)	(66,004)
Charge for the year (Note 9)	(720)	(14)	(66)	(499)	(1,299)
Impairment losses*	-	(2)	(1)	(217)	(220)
Exchange adjustments	-	-	-	-	-

At December 31, 2025	(25,477)	(2,744)	(4,784)	(34,518)	(67,523)

Carrying amounts
At December 31, 2025	3,084	82	562	1,574	5,302

At December 31, 2024	2,027	83	627	1,884	4,621

The assets of the Group are pledged as security for the senior secured term loan from Perceptive Advisors.

#  Additions include US$2.1 million in additions to ROU assets (2024: US$0.9 million).

*  The total impairment charge recognised against Property, Plant & Equipment during the year was US$ 220,000 (2024: US$ 968,000). which pertains to plant and equipment, vehicles as described above, of which is US$33,000 is presented within ‘Impairment Charges’ in the Consolidated Statement of Operations. The remaining US$187,000 is included within ‘Transformation Costs’ (see Note 5).

In 2024, remeasurement of ROU assets during the year included adjustments arising from rent reviews on leased properties in Bray, Ireland. These relate to leases with a related party, Mr. O’Caoimh, and reflect revised future lease payments following independent valuations. Further details are provided in Note 26 – Related Party Transactions

Right-of-use assets

Additional information on the right-of-use assets by class of assets is as follows:

	Carrying amount At December 31, 2025	Depreciation Charge Year ended December 31, 2025	Impairment Charge Year ended December 31, 2025
	US$000	US$000	US$000
Buildings	3,215	(720)	-
Computer and office equipment	20	(52)	-
Plant and equipments	312	(25)	-

	3,547	(797)	-

	Carrying amount At December 31, 2024	Depreciation Charge Year ended December 31, 2024	Impairment Charge Year ended December 31, 2024
	US$000	US$000	US$000
Buildings	2,126	(325)	(356)
Computer and office equipment	72	(56)	(43)

	2,198	(381)	(399)

Right-of-Use assets at 31 December 2025	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	11	0 to 8	3	1	-	3	1
Vehicle	11	1 to 3	1	-	6	-	-
I.T. and office equipment	8	1 to 4	2	-	-	-	-

Right-of-Use assets at 31 December 2024	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	10	0 to 9	3	1	-	-	-
Vehicle	22	0 to 2	1	-	22	-	22
I.T. and office equipment	6	2 to 5	3	-	-	-	-

The details of the impairment review are described in Note 12. When an impairment loss is identified in a cash-generating unit, it must be first allocated to reduce the carrying amount of any goodwill allocated to the cash-generating unit and then to the other assets of the unit pro rata on the basis of the carrying amount of each asset in the unit. In this manner, an impairment loss of US$0.2 million was allocated to property, plant and equipment as at December 31, 2025 (2024: US$0.6 million). The recoverable amount of property, plant and equipment was determined to be the value in use of each cash-generating unit.